Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

10.Transactions with Related Parties

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chief Executive Officer. The term of the lease is for 5 years beginning October 1, 2007 and expiring September 30, 2012. The monthly rental for the first year is Euro 2,000 plus 3.6% tax, and thereafter will be adjusted annually for inflation increases. Rent expense under this lease amounted to $36,216, $35,489 and $38,947 for the years ended December 31, 2009, 2010 and 2011, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations.

(b)Allseas: The following amounts charged by Allseas are included in the consolidated statements of operations:

	2009	2010	2011
(1A(i)) Charter hire commissions	$1,776,959	$1,427,823	$1,119,611
(1A(ii)) Vessel sale & purchase commissions	-	418,000	2,091,028
Total Allseas commissions	$1,776,959	$1,845,823	$3,210,639

Included in Vessel operating expenses
(1A(v)) Superintendent fees	$163,900	$292,327	$259,054

Included in Dry-docking expenses
(1A(v)) Superintendent fees	$16,500	$120,506	$122,481

Management fees - related party
(1A(iii)) Management fees	$3,400,176	$3,647,448	$4,022,215
(1B) Legal, accounting and finance fees	200,000	418,384	509,869
(1C) Loretto agreement	762,732	226,459	248,416
Total Management fees	$4,362,908	$4,292,291	$4,780,500

Included in General and administrative expenses
(2) Administrative fees	$31,373	$31,867	$33,207
(5) Executive services agreement	-	-	$5,193,645

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets: Technical management and superintendent fees (refer to 1A(iv)), relating to newbuilds, and vessel purchase commissions (refer to 1A(ii)), which in the aggregate amounted to $2.3 million and $1.0 million as of December 31, 2010 and 2011, respectively.

(1)A. Ship-Owning Company Management Agreements

(i). Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”), which are presented separately in the accompanying consolidated statements of operations.

(ii). Vessel Commissions - The Company also pays Allseas a fee equal to 1% of the purchase price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement, (“vessel commission”). Vessel commissions relating to vessel sale is included in the determination of the gain / loss on sale of assets presented in the accompanying consolidated statements of operations. Vessel commissions relating to vessels bought or constructed are capitalized and included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets.

(iii). Management Fees - Each of the ship-owning companies has a management agreement with Allseas, under which management services are provided in exchange for a fixed monthly fee per vessel. For the year ended December 31, 2009 and for the five-month period ended May 31, 2010, the Company paid Allseas a technical management fee of $650 (based on a Euro/U.S. dollar exchange rate of €1.000:$1.268) per vessel per day on a monthly basis in advance, pro rata for the calendar days these vessels are owned by the Company, and the fee was adjusted quarterly based on the Euro/U.S. dollar exchange rate as published by EFG Eurobank Ergasias S.A. two days prior to the end of the previous calendar quarter starting from December 2006. The management fee was increased on an annual basis on January 1, each year, by reference to the official Greek inflation rate for the previous year, as published by the Greek National Statistical Office. Effective June 1, 2010, the Company amended the agreement with Allseas and it pays Allseas a management fee of €620 per day per vessel. This amount is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2011, Allseas management fee was adjusted to €636.74 per vessel per day.

(iv). Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v). Superintendent Fees – In addition, the Company paid Allseas a Superintendent fee of $550 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection. Effective June 1, 2010, the Company amended the Superintendent fee from $550 to €500.

B. Accounting Agreement – An amount of $200,000 for the year ended December 31, 2009 and $418,384 for the year ended December 31, 2010, was paid to Allseas for legal, accounting and finance services that were provided. The agreement was amended effective June 1, 2010, pursuant to which Allseas is entitled to a fee of €250,000 per year, payable quarterly, for the provision of financial accounting services and a fee of €120,000 per year, payable quarterly, for the provision of financial reporting services. Effective January 1, 2012, the agreement was renewed, pursuant to which the fee for the provision of financial reporting services was amended to $30,000 per vessel per annum, payable quarterly. These fees are included in “Management fees - related party” in the consolidated statements of operations. For the year ended December 31, 2011, an amount of $509,869 was paid to Allseas for financial accounting and reporting services.

C. Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc., a wholly owned subsidiary of Allseas, signed a tripartite agreement, whereby in the event of a capital increase, an equity offering or the issuance of shares to a third party in the future, the Company will issue at that time to Loretto at no cost whatever to the latter additional common shares to maintain Loretto’s shareholding of the Company’s total issued and outstanding shares at 2%. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of operations.

(2)Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

(3)Newbuildings Supervision Agreement - The Company has also entered into management agreements with Allseas, relating to the supervision of each of the contracted newbuildings pursuant to which Allseas will be paid: (1) a flat fee of $375,000 (“flat fee”) for the first 12 month period commencing from the respective steel cutting date of each vessel and thereafter the flat fee will be paid on a pro rata basis until the vessel’s delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel and (3) €500 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection.

(4)Compensation Agreement – The Company has also entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000.

(5)Executive Services Agreement – Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of our executive officers, who report directly to the Company’s board of directors. In connection with the respective agreement, an executive services fee of €2.5 million per annum is payable in equal monthly installments to Allseas, as well as incentive compensation. The agreement has an initial term of five years and automatically renews for successive five year terms unless sooner terminated. If the respective agreement is either terminated by Allseas for “good reason” or as a result of change of control, or terminated by the Company “without cause”, as defined in the relevant agreement, Allseas will be entitled to receive (i) a compensation equal to 3 years annual executive services fee then applicable; and (ii) 3 million of the Company’s common stock. For the year ended December 31, 2011, an amount of $5.2 million was paid to Allseas for the services of our executive officers, which includes incentive compensation of $1.7 million.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from Management Company. As of December 31, 2010 and 2011, the amount due from Management Company was $1,579,192 and $6,155, respectively.

(c)Consulting Agreements: Prior to January 1, 2011, the Company had consulting agreements with companies beneficially owned by the Company’s Executive Directors and Internal Legal Counsel. Under the terms of the agreements, these entities provided the services of the individuals who served in the positions of Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, and Internal Legal Counsel. For the years ended December 31, 2009 and 2010 total expense incurred under the consulting agreements was $1,834,862 and $2,269,933, respectively, and is recorded in General and administrative expenses (Note 20).

 (d)Manning Agency Agreements: The Company’s ship-owning subsidiaries each has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chief Executive Officer, based in Manila, Philippines. Prior to January 1, 2010, manning services were provided in exchange for a fixed monthly fee of $1,100 per vessel and a recruitment fee of $100 per officer paid on an one-off basis. Effective January 1, 2010, manning services are being provided in exchange for a fixed monthly fee of $85 per seaman for all officers and crew who serve on board each vessel, and a recruitment fee of $110 per seaman paid on an one-off basis. Effective May 1, 2011, the monthly manning service fee increased to $95 per seaman and the one-off recruitment fee increased to $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $194,900, $324,061, and $321,967 for the years ended December 31, 2009, 2010 and 2011, respectively, and are included in Vessels operating expenses. Administrative services are also being provided which represent payment of crew wages and related costs on behalf of the Company. The balances due to Crewcare Inc. amounted to $44,625 and $903 as of December 31, 2010 and 2011, respectively, and are included in trade accounts payable in the consolidated balance sheets.

(e)Box Ships Inc.: Box Ships Inc. was formed by the Company on May 19, 2010, to specialize in the container shipping industry. The Company paid on behalf of Box Ships for the pre-offering costs relating to the listing of Box Ships’ shares on NYSE in April 2011, along with other minor operating expenses relating to the sale of vessels to Box Ships, discussed in Note 5. As of December 31, 2010 and 2011, the Company held 100% and 21.1% of Box Ships’ common stock, respectively. The amount due from Box Ships as of December 31, 2011 was $0.9 million and is included in Due from related parties in the accompanying balance sheets.

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30.0 million. The loan is payable in one installment on the second anniversary of the Box Ships IPO. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011, Box Ships prepaid an amount of $15.0 million. For the year ended December 31, 2011, interest charged on the respective loan amounted to $508,019.